Stock Options (Details Narrative) - USD ($)			1 Months Ended				3 Months Ended		12 Months Ended
	Sep. 07, 2017	Jul. 07, 2017	Nov. 21, 2017	Aug. 31, 2017	Nov. 21, 2016	Nov. 15, 2016	Nov. 30, 2017	Nov. 30, 2016	Aug. 31, 2017	Aug. 31, 2016
Stock option available for grant shares				2,072,580					2,072,580
Stock option exercise				130,000					130,000	1,277,834
Stock option exercise, total							(172,500)		(130,000)	(556,667)
Closing stock option exercise price				$ 4.20			$ 4.75		$ 4.20
Stock option outstanding				2,075,000			1,902,500		2,075,000
Stock options granted		1,500,000				35,000
Stock options exercise price		$ 2.70				$ 3.28	$ 4.75		$ 4.20
Expected period for recognition									1 year 6 months
Common stock, shares issued during period	79,248		40,000			40,000			46,520	282,106
Aggregate intrinsic value of options	$ 426,350						$ 32,500		$ 186,500	$ 1,277,834
Cashless exercise options	172,500			130,000					130,000	556,667
Share based compensation (Monthly)		$ 26,000					$ 1,536,973	$ 492,200	$ 648,201	$ 646,263
Common stock option vested		1,500,000
Grant date fair value per option		$ 1.84
Two Employees [Member]
Stock options granted						35,000
Stock options exercise price						$ 3.28
Directors and Employees [Member]
Stock options granted					255,000
Stock options exercise price					$ 4.87
Common stock, shares issued during period			50,000		50,000
2006 Incentive Stock Option Plan [Member]
Stock option approved				5,000,000			5,000,000		5,000,000
Stock option available for grant shares				2,072,580			1,700,832		2,072,580
Stock option exercise				1,013,334			562,763		1,013,334
Stock option exercise, total							1,185,834
Maturity date				Feb. 07, 2021			Feb. 07, 2021
Equity Option [Member]
Share based compensation expenses not yet recognized				$ 2,792,847			$ 3,238,393		$ 2,792,847
Share based compensation expenses to be recognized in 1.25 years				32,847			478,393		32,847
Conditional share based compensation to be recognized in future				$ 2,760,000			$ 2,760,000		$ 2,760,000
Share based compensation recognition period				1 year 2 months 30 days			1 year